GOVERNMENT ASSISTANCE (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Wages and salaries	$ 2,768,010	$ 1,649,329	$ 989,083
Canada Emergency Wage Subsidy [member]
IfrsStatementLineItems [Line Items]
Wages and salaries	250,756	490,748
Canada Emergency Rent Subsidy [Member]
IfrsStatementLineItems [Line Items]
Rental expense	22,668
Other receivables
Hardest Hit Business Recovery Program [Member]
IfrsStatementLineItems [Line Items]
Wages and salaries	50,756
Rental expense	3,791
Other receivables	$ 54,548